INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Total current tax expense 1	$ 602	$ 1,025	$ 1,008
Total deferred tax expense (benefit)	(243)	510	(770)
Total income tax expense	$ 359	$ 1,535	$ 238